real estate joint ventures - Summarized financial information (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2017 CAD	Jan. 01, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Current assets
Cash and temporary investments, net		CAD 509	CAD 400	CAD 432	CAD 223
Total		2,884	2,400	2,474
Non-current assets
Total		26,664	25,300	25,255
Total		29,548	27,700	27,729
Current liabilities
Accounts payable, accrued liabilities and other		2,460	2,400	2,330
Total		5,190	5,000	4,951
Non-current liabilities
Total		16,095	14,800	14,842
Liabilities		21,285	19,800	19,793
Owners' equity
Common equity		8,221		7,917
Other partners		42		19
Total		8,263	7,900	7,936	CAD 7,672
Total		29,548	CAD 27,700	27,729
Real estate joint ventures
Current assets
Cash and temporary investments, net		20		15
Escrowed deposits for tenant inducements and liens		1		5
Sales contract deposits held by arm's-length trustee				2
Other		4		6
Property under development - residential condominiums (subject to sales contracts)				13
Total		25		41
Non-current assets
Property under development - investment property		194		121
Investment property		256		261
Total		450		382
Total		475		423
Current liabilities
Accounts payable, accrued liabilities and other		13		18
Sales contract deposits Payable				3
Sales contract deposits Held by arm's-length trustee				2
Current portion of 3.7% mortgage and senior secured 3.4% bonds		5		4
Construction holdback liabilities		10		7
Total		28		34
Non-current liabilities
Construction credit facilities		141		63
Total		376		276
Liabilities		404		310
Owners' equity
Common equity		29		48
Other partners		42		65
Total		71		113
Total		475		CAD 423
Real estate joint ventures | 3.7 mortgage
Non-current liabilities
3.7% mortgage due September 2024		CAD 27
Owners' equity
Interest rate on borrowings		3.70%		3.70%
Real estate joint ventures | 3.4% senior secured bonds
Non-current liabilities
Senior secured 3.4% bonds due July 2025		CAD 208		CAD 213
Owners' equity
Interest rate on borrowings		3.40%		3.40%
TELUS Sky real estate joint venture
real estate joint ventures
Number of other partners in the transaction | item	2